Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2025 up through August 14, 2025, which is the date that these unaudited condensed consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements other than those disclosed below which has no effect on the unaudited condensed consolidated financial statements.

On July 23, 2025, the Company has entered into definitive securities purchase agreements with accredited and institutional investors for the issuance and sale of units consisting of common stock (each a share of “Common Stock”) (or pre-funded warrants (“Pre-funded Warrants”) to purchase in lieu thereof) together with common A warrants and common B warrants (each of the common A and common B warrants a “Common Warrant”) to purchase the same number of shares of common stock (or Pre-funded Warrants) of the Company at a price of 0.87 per unit, on a brokered private placement basis, for aggregate gross proceeds of approximately $26 million, before deducting fees and offering expenses.

The Company proposed to offer and sale from time to time of up to 89,655,171 of the Company’s common stock by American Ventures LLC, Series XVI AGH, Dominari Securities LLC and Revere Securities LLC (the “Selling Stockholders”) consisting of (i) 728,988 shares of common stock and 29,156,069 pre-funded warrants in lieu thereof, each to acquire a share of common stock, (ii) 29,885,057 common warrants A, each to acquire a share of common stock, (iii) 29,885,057 common warrants B, each to acquire a share of common stock, (iv) 2,390,804 placement agent warrant shares each to acquire a single share of our common stock and (v) 2,390,804 shares of our common stock underlying placement agent warrants. If the warrants are exercised in cash, we would receive gross proceeds of approximately $69.6 million. For more details, please refer to the Company’s prospectus dated August 4, 2025.

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through March 28, 2025, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

On February 13, 2025, the Company announced the closing of its IPO of 3,000,000 shares of common stock, US$0.001 par value per stock share at an offering price of US$4.00 per stock share for a total of US$12,000,000 in gross proceeds. The Company raised total net proceeds of approximately US$10.6 million after deducting underwriting discounts and commissions and offering expenses.